Document and Entity Information	0 Months Ended
Jun. 22, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 22, 2012
Registrant Name	LAZARD RETIREMENT SERIES INC
Central Index Key	0001033669
Amendment Flag	false
Document Creation Date	Jun. 22, 2012
Document Effective Date	Jun. 22, 2012
Prospectus Date	May 01, 2012